Financial Instruments (Details) - Schedule of other financial liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at fair value through profit or loss
Other financial liabilities	$ 82,623	$ 42,692
Current
Non-current	82,623	42,692
Warrants [Member]
Financial liabilities at fair value through profit or loss
Other financial liabilities	515	$ 42,692
Embedded derivative [Member]
Financial liabilities at fair value through profit or loss
Other financial liabilities	$ 82,108